UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06444

Legg Mason Partners Equity Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS EMERGING MARKETS EQUITY FUND

FORM N-Q

JULY 31, 2007

ITEM 1.                  SCHEDULE OF INVESTMENTS

Legg Mason Partners Emerging Markets Equity Fund

Schedule of Investments  (unaudited)

July 31, 2007

Shares	Security	Value
COMMON STOCKS — 91.6%
Argentina — 1.7%
2,500	Banco Macro Bansud SA, ADR	$70,875
39,600	BBVA Banco Frances SA, ADR	396,792
69,511	Grupo Financiero Galicia SA, ADR *	629,770
18,076	Telecom Argentina S.A., Class B Shares, ADR *	389,718
	Total Argentina	1,487,155
Brazil — 14.0%
73,641	Acucar Guarani SA *	531,775
8,195	Aracruz Celulose SA, ADR	518,088
50,382	Banco do Brasil SA	797,704
130,800	Cyrela Brazil Realty SA	1,542,733
17,600	Empresa Brasileira de Aeronautica SA, ADR	760,848
40,193	Perdigao SA	763,226
73,436	Petroleo Brasileiro SA, ADR	4,101,401
20,401	Rodobens Negocios Imobiliarios SA	248,806
15,700	Tam SA, ADR	425,470
96,800	Tecnisa SA	656,034
15,900	Tim Participacoes SA	88,026
14,258	Tim Participacoes SA, ADR	492,899
8,400	Usinas Siderurgicas de Minas Gerais SA	606,085
34,100	Votorantim Celulose e Papel SA, ADR	810,557
	Total Brazil	12,343,652
Cayman Islands — 2.3%
168,990	China Mengniu Dairy Co., Ltd. (a)	594,030
177,000	Foxconn International Holdings Ltd. (a)*	508,796
24,650	Integra Group Holdings, GDR *	441,235
359,000	KWG Property Holding Ltd. *	497,219
	Total Cayman Islands	2,041,280
Chile — 0.4%
55,516,127	CorpBanca SA	345,945
China — 5.3%
2,056,000	China Construction Bank, Class H Shares (a)	1,530,883
270,100	China Merchants Bank Co., Ltd., Class H Shares (a)	958,952
726,300	Huaneng Power International Inc., Class H Shares (a)	824,987
1,774,000	Industrial & Commercial Bank of China (a)	1,081,861
113,000	Weiqiao Textile Co., Ltd., Class H Shares (a)	241,266
	Total China	4,637,949
Colombia — 0.3%
6,100	Bancolombia SA, ADR	217,099
Cyprus — 0.3%
35,110	Urals Energy Public Co., Ltd. (a)*	240,189
Egypt — 1.1%
14,100	Orascom Telecom Holding SAE, GDR (a)	937,572
Hong Kong — 5.2%
154,000	AAC Acoustic Technology Holdings Inc. (a)*	182,633
184,000	China Mobile (Hong Kong) Ltd. (a)	2,119,455
330,000	China Resources Enterprise Ltd. (a)	1,321,046
805,000	CNOOC Ltd. (a)	958,459
	Total Hong Kong	4,581,593
Hungary — 1.2%
9,232	OTP Bank Nyrt, GDR (a)	1,032,798
India — 0.8%
21,400	Dr. Reddy’s Laboratories Ltd., ADR	335,338

See Notes to Schedule of Investments.

Legg Mason Partners Emerging Markets Equity Fund

Schedule of Investments  (unaudited) (continued)

July 31, 2007

Shares	Security	Value
India — 0.8% (continued)
13,300	Satyam Computer Services Ltd., ADR	$354,578
	Total India	689,916
Indonesia — 2.2%
404,500	PT Astra International Tbk (a)	809,438
1,159,000	PT Bumi Resources Tbk (a)	333,382
1,029,301	PT Indosat Tbk (a)	816,516
	Total Indonesia	1,959,336
Israel — 1.3%
191,878	Bank Hapoalim Ltd. (a)	907,156
72,330	Bank Leumi Le-Israel (a)	267,138
	Total Israel	1,174,294
Malaysia — 0.9%
362,700	Genting Berhad (a)	830,353
Mexico — 3.5%
38,600	Banco Compartamos SA de CV *	211,846
14,500	Cemex SA de CV, Participation Certificate, ADR *	468,930
380,400	Consorcio ARA SA de CV	557,421
107,100	Corporacion GEO SA de CV, Series B Shares *	588,768
106,142	Corporacion Moctezuma SA de CV	349,324
92,876	Grupo Financiero Banorte SA de CV, Series O Shares	414,151
110,600	Urbi, Desarrollos Urbanos SA de CV *	467,894
	Total Mexico	3,058,334
Pakistan — 0.4%
24,350	United Bank Ltd., GDR (a)(b)*	311,680
Peru — 1.0%
21,700	Cia de Minas Buenaventura SA, ADR	866,047
Russia — 10.0%
7,095	AFK Sistema, Registered Shares, GDR (a)	221,430
34,150	Cherepovets MK Severstal, GDR	602,748
36,898	Gazprom, Registered Shares, ADR	1,605,063
9,595	LUKOIL, ADR	772,397
38,950	Magnitogorsk Iron & Steel Works, GDR (a)	562,060
15,700	Mechel Steel Group OAO, ADR	652,178
2,222	Mining and Metallurgical Co. Norilsk Nickel, ADR	527,725
17,200	Mobile TeleSystems, ADR	1,099,940
18,965	NovaTek OAO, GDR (a)	1,014,280
14,312	OAO TMK, GDR	573,911
20,000	PIK Group, GDR (b)*	561,600
76,794	Rosneft Oil Co., GDR *	643,534
	Total Russia	8,836,866
South Africa — 5.5%
30,665	Barloworld Ltd. (a)	545,501
91,716	Ellerine Holdings Ltd. (a)	832,233
34,173	Massmart Holdings Ltd. (a)	402,439
1,425	Mondi Ltd.	12,260
58,186	MTN Group Ltd. (a)	821,710
56,898	Pretoria Portland Cement Co. Ltd. (a)	339,846
13,716	Sasol Ltd. (a)	522,783
97,527	Standard Bank Group Ltd. (a)	1,397,874
	Total South Africa	4,874,646
South Korea — 16.5%
19,470	Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a)	1,267,249
4,660	GS Engineering & Construction Corp. (a)	692,545
9,580	Hite Brewery Co., Ltd. (a)	1,260,332

See Notes to Schedule of Investments.

Legg Mason Partners Emerging Markets Equity Fund

Schedule of Investments  (unaudited) (continued)

July 31, 2007

Shares	Security	Value
South Korea — 16.5% (continued)
7,746	Hyundai Development Co. (a)	$644,737
32,382	Hyundai Motor Co. (a)	2,847,655
12,400	Kookmin Bank (a)	1,072,470
4,085	ORION Corp (a)	1,368,408
3,077	Samsung Electronics Co., Ltd. (a)	2,025,633
22,893	Shinhan Financial Group Co., Ltd. (a)	1,555,883
6,659	SK Energy Co., Ltd. (a)*	1,137,300
19,400	Woori Investment & Securities Co., Ltd. (a)	628,153
	Total South Korea	14,500,365
Taiwan — 11.1%
515,000	Acer Inc. (a)	1,134,470
160,800	AU Optronics Corp. (a)	273,915
24,543	AU Optronics Corp., ADR	415,268
82,940	Catcher Technology Co., Ltd. (a)	752,150
504,682	Cathay Financial Holding Co., Ltd. (a)	1,310,805
682,830	Chinatrust Financial Holding Co., Ltd. (a)	539,502
474,710	Formosa Chemicals & Fibre Corp. (a)	1,102,501
222,749	Hon Hai Precision Industry Co., Ltd. (a)	1,836,948
142,000	Powertech Technology Inc. (a)	669,199
307,958	Siliconware Precision Industries Co. (a)	584,975
382,821	Taiwan Semiconductor Manufacturing Co., Ltd. (a)	754,718
398,000	Uni-President Enterprises Corp. (a)	428,579
	Total Taiwan	9,803,030
Thailand — 5.1%
1,937,100	Asian Property Development Public Co., Ltd.	408,641
1,310,100	Italian-Thai Development Public Co., Ltd. *	285,099
306,000	Kasikornbank Public Co., Ltd. (a)	782,178
86,600	Kasikornbank Public Co., Ltd., NVDR (a)	210,589
3,396,488	Krung Thai Bank Public Co., Ltd. (a)	1,184,849
1,913,000	Land & Houses Public Co., Ltd., NVDR (a)	414,090
429,882	LPN Development Public Co., Ltd., NVDR (a)	110,447
75,200	PTT Public Co., Ltd.	699,121
167,297	Thai Oil Public Co., Ltd.	433,412
	Total Thailand	4,528,426
Turkey — 0.5%
47,686	Arcelik AS (a)	398,013
United Kingdom — 1.0%
12,963	Anglo American PLC (a)	745,709
109,273	Aricom PLC (a)*	114,369
3,561	Mondi PLC *	31,048
	Total United Kingdom	891,126
	TOTAL COMMON STOCKS (Cost — $59,760,100)	80,587,664
PREFERRED STOCKS — 1.7%
Brazil — 1.7%
39,825	Braskem SA	367,894
14,832	Tam SA	404,617
43,100	Universo Online SA *	244,375
8,100	Usinas Siderurgicas de Minas Gerais SA, Class A Shares	501,338
	TOTAL PREFERRED STOCKS (Cost — $1,123,611)	1,518,224
EQUITY-LINKED NOTES — 2.9%
Jersey — 1.1%
$139,099	JPMorgan International Derivatives Ltd., 0.000% due 2/18/11 (c)	443,726
159,970	JPMorgan International Derivatives Ltd., 0.000% due 3/9/12	593,489
	Total Jersey	1,037,215

See Notes to Schedule of Investments.

Legg Mason Partners Emerging Markets Equity Fund

Schedule of Investments  (unaudited) (continued)

July 31, 2007

Shares	Security	Value
United Kingdom — 1.8%
$26,412	Bharti Tele-Ventures Ltd., 0.000% due 10/31/07 (a)(c)	$590,057
80,378	UBS AG, 0.000% due 3/23/10 (a)(c)	960,402
	Total United Kingdom	1,550,459
	TOTAL EQUITY — LINKED NOTES (Cost — $2,090,589)	2,587,674

Warrants
WARRANTS — 1.1%
7,000	Bharti Airtel Ltd., Expires 03/17/11 (b)*	157,353
36,424	Aricom PLC, Expires 6/10/10 (a)(d)*	0
52,451	DLF Ltd, Expires 1/18/10 (b)*	794,659
	TOTAL WARRANTS (Cost — $757,212)	952,012
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $63,731,512)	85,645,574

Face Amount
SHORT-TERM INVESTMENT — 2.2%
Repurchase Agreement — 2.2%
$1,961,000	State Street Bank & Trust Co. repurchase agreement dated 7/31/07, 4.640% due 8/1/07; Proceeds at maturity - $1,961,253; (Fully collateralized by U.S. Treasury Bonds, 7.125% due 2/15/23; Market value - $2,005,984) (Cost - $1,961,000)	1,961,000
	TOTAL INVESTMENTS — 99.5% (Cost — $65,692,512#)	87,606,574
	Other Assets in Excess of Liabilities — 0.5%	413,479
	TOTAL NET ASSETS — 100.0%	$88,020,053

*	Non-income producing security.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Equity-linked security whereby the coupon, dividend and or redemption amount is linked to the price of an underlying equity security (See Note 1).
(d)	Illiquid security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Legg Mason Partners Emerging Markets Equity Fund

Schedule of Investments  (unaudited) (continued)

July 31, 2007

Summary of Investments by Sector* (unaudited)

Financials	23.2%
Energy	14.7
Consumer Discretionary	12.4
Information Technology	11.1
Materials	10.5
Industrials	8.2
Telecommunication Services	7.7
Consumer Staples	4.5
Equity-Linked Notes	3.0
Warrants	1.1
Utilities	0.9
Health Care	0.4
Short-Term Investment	2.3

100.0%

* As a percentage of total investments. Please note that Fund holdings are as of July 31, 2007 and subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Emerging Markets Equity Fund (the “Fund”) is a separate investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 16, 2007, the Fund was a separate diversified investment fund of CitiFunds Trust I, a Massachusetts business trust, registered under the 1940 Act.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depository receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Equity-Linked Notes. Equity-linked notes, or ELNs, are debt securities that pay interest based upon the performance of one or more equity securities, such as a stock index, a group of stocks or a single stock. ELNs offer investors the opportunity to participate in the appreciation of the underlying equity securities, often subject to a cap on the interest payable. ELNs are typically considered more conservative investments than investments in the equity securities to which they are linked, as ELNs generally provide for the repayment at maturity of the principal amount invested, plus interest (if any). However, in addition to the credit and market risks applicable to debt securities, ELNs are subject to the risk that an investor will receive less than the prevailing rate of interest if the value of the relevant equity securities declines or fails to increase sufficiently.

(d) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Notes to Schedule of Investments (unaudited) (continued)

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$22,402,271
Gross unrealized depreciation	(488,209)
Net unrealized appreciation	$21,914,062

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: September 26, 2007

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: September 26, 2007